ACCOUNTS RECEIVABLE	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE
Details of accounts receivable are as follows:

	2020	2019
Current trade receivables	$215.1	$227.3
Past due trade receivables
1-30 days	95.7	55.4
31-60 days	27.8	19.5
61-90 days	34.1	7.6
Greater than 90 days	105.3	79.6
Credit loss allowances	(27.5)	(22.0)
Total trade receivables	$450.5	$367.4
Investment in finance leases (Note 14)	16.8	11.4
Receivables from related parties (Note 32)	45.8	30.9
Other receivables	53.0	86.3
Total accounts receivable	$566.1	$496.0

Changes in credit loss allowances are as follows:

	2020	2019
Credit loss allowances, beginning of year	$(22.0)	$(20.9)
Additions	(7.4)	(7.3)
Amounts charged off	0.8	5.0
Unused amounts reversed	1.8	0.7
Foreign currency exchange differences	(0.7)	0.5
Credit loss allowances, end of year	$(27.5)	$(22.0)